Deferred tax (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax
Net deferred tax assets	£ 18,900	£ 17,900	£ 16,900
Description of deferred tax asset	Deferred tax asset balances disclosed as at 31 December 2023 have been calculated at 25%. The main rate of corporation tax increased to 25% from 1 April 2023